Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Trade payables	6,715	846
Accrued expenses	26,358	1,226
Amounts due to related parties	—	56
Social security and other taxes	7,145	203
Outstanding defined contribution pension costs	9	70
	40,227	2,401

Amounts falling due after more than one year:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Deferred transaction fee payable	5,975	—